Intangible Assets and Goodwill - Amortization Expense by Operation Expense Categories (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite Lived Intangible Assets [Line Items]
Amortization expenses	$ 12,505	$ 12,092	$ 12,092
Cost of Revenues
Finite Lived Intangible Assets [Line Items]
Amortization expenses	6,368	6,139	6,139
Sales and Marketing
Finite Lived Intangible Assets [Line Items]
Amortization expenses	3,605	3,487	3,487
General and Administrative
Finite Lived Intangible Assets [Line Items]
Amortization expenses	$ 2,532	$ 2,466	$ 2,466